Balance Sheet Details (Details) - Schedule of property and equipment, net - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Property And Equipment Net Abstract
Lab equipment	$ 131,963	$ 131,963
Total property and equipment, gross	131,963	131,963
Accumulated depreciation	(29,306)	(16,782)
Total property and equipment, net	$ 102,657	$ 115,181